Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 03, 2016	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Amortizable
Finite-lived intangible assets, gross		$ 1,301,206	$ 1,189,934
Accumulated amortization		(503,117)	(417,647)
Finite-lived intangible assets, net		798,089	772,287
INTANGIBLE ASSETS, net of accumulated amortization		800,889	775,087
Non-Amortizable
Gross carrying amount of intangible assets		$ 1,304,006	1,192,734
Weighted average remaining amortization period for intangible assets		11 years 4 months 24 days
Intangible assets written off related to the purchase of the remaining interest in a business			1,800
Revolving Credit Facility
Non-Amortizable
Write off of debt issuance costs				$ 4,500
Trade names
Non-Amortizable
Indefinite-lived intangible assets		$ 2,800	2,800
Trade names | Operating segment | Water solutions
Non-Amortizable
Write-off of intangible asset				$ 5,200
Customer relationships
Amortizable
Finite-lived intangible assets, gross		742,832	718,764
Accumulated amortization		(369,983)	(328,666)
Finite-lived intangible assets, net		$ 372,849	390,098
Customer relationships | Minimum
Amortizable
Amortizable life		3 years
Customer relationships | Maximum
Amortizable
Amortizable life		30 years
Customer commitments
Amortizable
Amortizable life		10 years
Finite-lived intangible assets, gross		$ 310,000	310,000
Accumulated amortization		(74,917)	(43,917)
Finite-lived intangible assets, net		$ 235,083	266,083
Pipeline capacity rights
Amortizable
Amortizable life		30 years
Finite-lived intangible assets, gross		$ 7,799	7,799
Accumulated amortization		(1,387)	(1,127)
Finite-lived intangible assets, net		6,412	6,672
Right-of-way and easements
Amortizable
Finite-lived intangible assets, gross		73,409	63,995
Accumulated amortization		(4,509)	(3,214)
Finite-lived intangible assets, net		$ 68,900	60,781
Right-of-way and easements | Minimum
Amortizable
Amortizable life		1 year
Right-of-way and easements | Maximum
Amortizable
Amortizable life		40 years
Water rights
Amortizable
Amortizable life		14 years
Finite-lived intangible assets, gross		$ 64,868	0
Accumulated amortization		(3,018)	0
Finite-lived intangible assets, net		61,850	0
Executory contracts and other agreements
Amortizable
Finite-lived intangible assets, gross		47,230	42,919
Accumulated amortization		(17,212)	(15,424)
Finite-lived intangible assets, net		$ 30,018	27,495
Executory contracts and other agreements | Minimum
Amortizable
Amortizable life		3 years
Executory contracts and other agreements | Maximum
Amortizable
Amortizable life		30 years
Non-compete agreements
Amortizable
Finite-lived intangible assets, gross		$ 12,723	5,465
Accumulated amortization		(2,570)	(706)
Finite-lived intangible assets, net		$ 10,153	4,759
Non-compete agreements | Minimum
Amortizable
Amortizable life		2 years
Non-compete agreements | Maximum
Amortizable
Amortizable life		32 years
Debt issuance costs
Amortizable
Amortizable life		5 years
Finite-lived intangible assets, gross		$ 42,345	40,992
Accumulated amortization		(29,521)	(24,593)
Finite-lived intangible assets, net		$ 12,824	$ 16,399
Water facility development agreement | Operating segment | Water solutions
Non-Amortizable
Impairment of intangible assets	$ 5,800